Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Standard tax rate	23.00%
Operating loss carry-forwards	$ 2.9	$ 2.0